Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010		Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 3,089.3		$ 2,932.9	$ 2,854.0	$ 2,682.6	$ 2,675.1		$ 2,577.1	$ 2,555.6	$ 2,585.3	$ 11,558.8		$ 10,393.1		$ 9,741.0
Cost of revenues charges											(72.6)		(13.2)		(6.7)
Selling, general and administrative charges, net											(61.5)		(3.0)		(1.5)
Restructuring and other costs, net											(96.5)		(60.2)		(58.9)
Amortization of acquisition-related intangible assets											(647.9)		(554.7)		(579.9)
Operating Income											1,250.8		1,188.1		976.3
Other expense, net											(118.0)		(100.4)		(122.5)
Income from Continuing Operations Before Provision for Income Taxes											1,132.8		1,087.7		853.8
Depreciation											211.7		185.0		179.4
Total Assets	26,833.7					21,349.4					26,833.7		21,349.4		21,625.0
Capital Expenditures											260.9		245.4		197.5
Excluded from Reportable Segment Operating Income [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges											(72.6)		(13.2)		(6.7)
Selling, general and administrative charges, net											(61.5)		(3.0)		(1.5)
Restructuring and other costs, net											(96.5)		(60.2)		(58.9)
Amortization of acquisition-related intangible assets											(647.9)		(554.7)		(579.9)
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Operating Income											2,129.3	[1]	1,819.2	[1]	1,623.3	[1]
Analytical Technologies [Member]
Segment Reporting Information [Line Items]
Revenues											3,845.4		3,238.2		2,918.8
Cost of revenues charges											(30.5)		(7.9)		(1.8)
Selling, general and administrative charges, net											(34.5)		(14.9)
Restructuring and other costs, net											(54.3)		(28.9)		(28.8)
Operating Income											720.0	[1]	550.1	[1]	456.9	[1]
Depreciation											61.0		54.6		54.2
Total Assets	6,262.8					4,266.4					6,262.8		4,266.4		3,731.5
Capital Expenditures											71.3		45.6		36.6
Specialty Diagnostics [Member]
Segment Reporting Information [Line Items]
Revenues											2,469.9		2,149.0		2,150.4
Cost of revenues charges											(39.0)		(3.3)		(2.9)
Selling, general and administrative charges, net											(24.0)		0.8		(2.1)
Restructuring and other costs, net											(8.4)		(8.2)		(7.2)
Operating Income											598.4	[1]	487.9	[1]	457.7	[1]
Depreciation											50.1		37.3		33.5
Total Assets	8,319.6					4,575.9					8,319.6		4,575.9		4,827.3
Capital Expenditures											63.2		51.0		47.2
Laboratory Products and Services [Member]
Segment Reporting Information [Line Items]
Revenues											5,762.9		5,473.0		5,073.7
Cost of revenues charges											(3.1)		(2.0)		(2.0)
Selling, general and administrative charges, net											0		0.2		0.6
Restructuring and other costs, net											(31.7)		(22.7)		(21.0)
Operating Income											810.9	[1]	781.2	[1]	708.7	[1]
Depreciation											100.6		93.1		91.7
Total Assets	10,713.9					10,768.1					10,713.9		10,768.1		10,797.1
Capital Expenditures											113.9		123.4		81.7
Corporate/Other [Member]
Segment Reporting Information [Line Items]
Total Assets	1,537.4	[2]				1,739.0	[2]				1,537.4	[2]	1,739.0	[2]	2,269.1	[2]
Capital Expenditures											12.5		25.4		32.0
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues											$ (519.4)		$ (467.1)		$ (401.9)

[1]	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.
[2]	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.